Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	12 Months Ended
Mar. 31, 2024
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	3 years 3 months 18 days
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets